ORDINARY SHARES	12 Months Ended
Dec. 31, 2017
ORDINARY SHARES
ORDINARY SHARES

14.ORDINARY SHARES

The Company’s fourth amended and restated Memorandum and Article of Association authorized the Company to issue 99,999,999 ordinary shares with a par value of $0.001 per share.

On September 30, 2015, the Company entered into a share repurchase agreement to repurchase 5,684,146 ordinary shares from certain external investors at an average price of $3.4261 per share. The total cash consideration of the repurchased shares was $19,475. Such shares were immediately cancelled after the repurchase.

On November 5, 2015, the Company re-designated 10,115,854 ordinary shares as Class A ordinary shares.

On November 5, 2015, the Company issued 13,047,947 Class B ordinary shares to RYB Education Limited (a company established by Ms. Yanlai Shi,  the director and Chief Executive Officer of the Company), with total proceeds of $50,224. RYB Education Limited shall be entitled to receive special dividend and any dividend declared in relation to the future investor financing transaction, which shall not be declared in favor of or distributed to any Class A ordinary shareholders.

Pursuant to the 5th Amended and Restated Memorandum of Association of the Company dated August 30, 2017, upon the completion of IPO, each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to ten votes.  Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof. Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances.  Except for voting and conversion rights, holder of Class A ordinary shares and Class B ordinary shares have the same rights.

Upon the completion of the Company’s IPO in September, 2017, (i) 3,253,870 of Class A ordinary shares were  re-designated as Class B ordinary shares on a one-for-one basis, (ii) 9,352,676 of Class B ordinary shares were re-designated Class A ordinary shares on a one-for-one basis, (iii) the golden share was redeemed by the Company, and (iv) the Company offered and issued 5,500,000 Class A ordinary shares with a par value $0.001 per share at the total proceeds of $94,627 through IPO. IPO related expense is $4,492, out of which $3,073 is paid and the remaining balance is recorded in the accrued expense and other current liabilities.

As of December 31, 2016 and 2017, there were 23,163,801 and 29,213,801 ordinary shares issued and outstanding.

Share repurchase program

On November 24, 2017, the Company announced that the board of directors of the Company has approved a share repurchase program whereby the Company is authorized to repurchase its own ordinary shares in the form of American depositary shares with an aggregate value of up to $$50 million during the next 12 months.  As of December 31, 2017, the Company had not repurchased any shares under the program.